Loss per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Summary of Loss per Share

The Company calculates loss per share by dividing loss for the period attributable to the shareholders of the parent by the weighted average number of ordinary shares outstanding during the period (net of treasury shares).

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Loss for the year, attributable to the shareholders of the parent	(55,911)	(30,384)	(68,341)	(76,183)
Weighted average number of ordinary shares	601,195,247	596,242,505	599,884,824	595,654,647
Basic and diluted loss per share, U.S. $	(0.09)	(0.05)	(0.11)	(0.13)
Weighted average number of ADS (1 ADS representing 20 ordinary shares)(1)	30,059,762	29,812,125	29,994,241	29,782,732
Basic and diluted loss per ADS, U.S. $	(1.86)	(1.02)	(2.28)	(2.56)

(1) On February 18, 2025, the Company completed a ratio change whereby the ratio of its ADSs to ordinary shares was changed from one ADS representing one ordinary share to one ADS representing twenty ordinary shares. The weighted average number of ADSs has been calculated by dividing the weighted average number of shares by 20, even though the actual number of outstanding ADSs is lower since not all of the ordinary shares in the Company are represented by ADSs. For further details on the ADS Ratio Change, see Note 2 Summary of accounting policies.

Summary of Potential Dilutive Securities that were not Included in Diluted Loss per Share Calculations

Potential dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Restricted stock units representing ordinary shares	34,611,500	17,680,096	34,611,500	17,680,096
Stock options representing ordinary shares	10,573,080	15,285,292	10,573,080	15,285,292
Convertible Notes(1)	400,616,344	400,616,344	400,616,344	400,616,344

(1) The number of potential dilutive shares from the Convertible Notes are calculated assuming the most advantageous conversion price from the standpoint of the holder and assuming all capitalized interest at maturity will be settled with shares or ADSs. For further details on the Convertible Notes and the conversion price reset mechanism, see Note 21 Convertible Notes.